UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation

             Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
BHP Billiton PLC	1,742,506	$16,919,960
Healthscope Ltd.	23,654,837	37,393,707
Scentre Group	869,540	2,716,232
Wesfarmers Ltd.	53,432	1,612,202

		58,642,101
Austria — 0.0%
Oesterreichische Post AG	73,401	2,605,055
Belgium — 0.1%
BHF Kleinwort Benson Group (a)	890,354	5,528,634
bpost SA	226,495	5,373,123
Colruyt SA	206,602	11,046,833
Proximus	621,102	21,469,783
Telenet Group Holding NV (a)	93,477	4,865,847

		48,284,220
Brazil — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,312,926	2,346,973
Gerdau SA — ADR	7,370,107	6,706,797
Petroleo Brasileiro SA — ADR (a)(b)	4,571,820	15,864,216
SLC Agricola SA	1,874,177	7,665,767

		32,583,753
Canada — 1.1%
Athabasca Oil Corp. (a)(b)	6,928,919	7,320,151
Barrick Gold Corp.	7,184,031	71,193,747
Brookfield Asset Management, Inc., Class A	1,941,621	58,204,236
Cameco Corp.	3,792,653	46,042,807
Canadian National Railway Co.	454,595	24,316,287
Cenovus Energy, Inc.	7,216,000	88,905,818
Eldorado Gold Corp.	5,765,320	13,087,100
Encana Corp.	11,984,547	52,372,470
First Quantum Minerals Ltd.	8,317,583	17,990,061
Goldcorp, Inc.	3,543,835	40,187,089
Platinum Group Metals Ltd.	4,005,904	4,512,190
Toronto-Dominion Bank	1,655,971	62,827,367
TransCanada Corp.	72,060	2,502,476

		489,461,799
China — 0.3%
Alibaba Group Holding Ltd. — SP ADR (a)(b)	1,173,025	78,627,866
CAR, Inc. (a)(b)	16,652,744	20,930,030
Dongfeng Motor Group Co. Ltd., Class H	6,938,700	8,260,140
Haitian International Holdings Ltd.	13,062,600	15,887,040
Zhongsheng Group Holdings Ltd. (b)	19,035,171	9,652,209

		133,357,285

Common Stocks	Shares	Value
Cyprus — 0.0%
Ocean Rig UDW, Inc.	1,295,615	$1,489,957
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(c)	1,750,681	8,350,748
Finland — 0.0%
Nokia OYJ (a)	788,820	5,639,892
France — 2.4%
Accor SA	873,214	33,163,151
Aeroports de Paris	46,278	5,242,372
Air Liquide SA	26,241	2,713,567
Airbus Group SE	1,606,005	101,011,379
AtoS SE	785,397	62,088,418
AXA SA	3,413,961	84,368,290
BNP Paribas SA	671,583	31,814,101
Cie Generale des Etablissements Michelin	55,095	5,026,501
Compagnie de Saint-Gobain	944,944	38,945,165
Danone SA	792,597	54,590,399
Dassault Aviation SA	46,945	55,991,381
Elis SA	661,127	11,545,130
Engie SA	1,868,515	29,813,221
Eutelsat Communications SA	351,373	11,356,189
Groupe Eurotunnel SE, Registered Shares	773,368	8,887,002
Metropole Television SA	138,200	2,203,275
Numericable-SFR SA	128,535	5,103,393
Orange SA	1,326,425	23,551,529
Peugeot SA (a)(b)	2,758,682	41,020,928
Renault SA	311,802	26,457,307
Safran SA	1,725,610	111,789,304
Sanofi	1,215,947	101,118,959
Société Générale SA	516,899	19,718,450
Societe Television Francaise 1	393,980	4,430,799
Sopra Steria Group	80,533	8,729,692
TOTAL SA	1,164,965	51,748,793
UbiSoft Entertainment SA (a)	1,378,798	37,872,481
Unibail-Rodamco SE	236,327	59,568,955
Vinci SA	645,614	43,738,546
Vivendi SA	901,658	19,602,117
Worldline SA (a)(c)	641,660	15,167,984

		1,108,378,778
Germany — 0.7%
Axel Springer SE	100,209	5,218,128
Bayer AG, Registered Shares	344,622	38,785,903
Bayerische Motoren Werke AG	343,128	28,577,437
Deutsche Bank AG, Registered Shares	1,571,721	28,166,746
Deutsche Post AG, Registered Shares	1,509,510	36,585,704
Deutsche Telekom AG, Registered Shares	2,989,197	52,050,485

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	167,358	$10,150,537
Linde AG	112,649	15,328,726
ProSiebenSat.1 Media SE	428,873	21,428,156
Stroeer SE (b)	93,908	5,526,430
Telefonica Deutschland Holding AG	1,798,381	8,920,138
TUI AG	1,108,733	18,829,377
United Internet AG, Registered Shares	414,734	21,463,909
Volkswagen AG	23,192	3,044,359
Vonovia SE	701,218	21,372,252

		315,448,287
Hong Kong — 0.7%
AIA Group Ltd.	7,907,600	43,961,994
Beijing Enterprises Holdings Ltd.	9,331,232	46,589,957
Brilliance China Automotive Holdings Ltd.	11,918,000	11,490,763
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	2,847,334
Cheung Kong Property Holdings Ltd.	428,500	2,322,614
China Resources Land Ltd.	20,272,000	50,099,875
CLP Holdings Ltd.	178,500	1,499,421
Haier Electronics Group Co. Ltd.	13,172,000	23,253,535
Hong Kong & China Gas Co. Ltd.	757,000	1,332,506
Power Assets Holdings Ltd.	164,000	1,499,013
Sino Biopharmaceutical Ltd.	40,056,229	27,602,219
Sun Hung Kai Properties Ltd.	7,159,166	77,671,547
Wharf Holdings Ltd.	12,677,000	59,324,870

		349,495,648
India — 0.3%
Coal India Ltd.	8,769,119	41,506,409
Maruti Suzuki India Ltd.	429,241	26,014,929
Oil & Natural Gas Corp. Ltd.	4,323,317	14,519,498
Reliance Industries Ltd.	4,980,077	76,384,266

		158,425,102
Indonesia — 0.1%
Siloam International Hospitals Tbk PT	37,642,084	24,751,332
Ireland — 0.3%
Shire PLC	1,095,729	61,461,656
XL Group PLC	1,612,724	58,477,372

		119,939,028
Israel — 0.3%
Check Point Software Technologies Ltd. (a)(b)	108,434	8,545,683
Mobileye NV (a)(b)	862,497	23,399,544

Common Stocks	Shares	Value
Israel (continued)
Teva Pharmaceutical Industries Ltd. — ADR (i)	2,095,179	$128,811,605

		160,756,832
Italy — 0.7%
Ei Towers SpA	1,404,945	81,747,621
Enel SpA	7,563,236	31,052,229
Intesa Sanpaolo SpA	26,465,281	75,404,054
Mediaset SpA	4,351,854	14,608,860
RAI Way SpA (c)	7,453,095	34,847,128
Telecom Italia SpA (a)(b)	48,628,549	54,122,792
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	4,366,813
UniCredit SpA	4,525,683	17,495,472

		313,644,969
Japan — 8.5%
Aisin Seiki Co. Ltd.	1,396,290	59,290,147
Ajinomoto Co., Inc.	1,104,000	26,257,645
Alpine Electronics, Inc.	289,900	3,303,994
Asahi Group Holdings Ltd.	800,700	25,699,907
Asahi Kasei Corp.	6,850,900	44,512,830
ASKUL Corp.	10,700	345,049
Astellas Pharma, Inc.	2,714,650	37,588,569
Autobacs Seven Co., Ltd.	136,500	2,386,606
Bandai Namco Holdings, Inc.	406,900	9,256,810
Bank of Yokohama Ltd.	1,528,000	8,149,921
Benesse Holdings, Inc.	62,900	1,758,968
Bridgestone Corp.	2,260,800	82,365,381
Canon Marketing Japan, Inc.	205,300	3,708,003
Chiba Bank Ltd.	1,298,000	8,029,179
Chiyoda Corp.	365,000	2,673,605
Chubu Electric Power Co., Inc.	3,245,300	41,680,891
COMSYS Holdings Corp.	126,700	1,849,367
Daikin Industries Ltd.	730,200	49,336,973
Daikyo, Inc.	2,773,000	4,479,930
Daito Trust Construction Co. Ltd.	216,800	27,563,071
Daiwa House Industry Co. Ltd.	99,900	2,820,487
Dena Co. Ltd.	539,400	7,806,798
Denso Corp.	2,496,280	107,659,547
East Japan Railway Co.	1,414,173	129,987,740
Eisai Co. Ltd.	309,800	18,725,602
Electric Power Development Co. Ltd.	486,200	16,403,896
Exedy Corp.	138,000	3,223,629
FamilyMart Co. Ltd.	766,400	35,864,773
FANUC Corp.	159,180	21,312,547
Fuji Heavy Industries Ltd.	4,246,390	173,774,532
Fukuoka Financial Group, Inc.	3,105,000	13,177,527
Futaba Industrial Co. Ltd.	1,623,250	6,736,181
GS Yuasa Corp.	5,316,000	18,584,871
GungHo Online Entertainment, Inc. (a)(b)	1,160,500	3,085,573

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Japan (continued)
Hitachi Chemical Co. Ltd.	2,129,400	$37,436,676
Hitachi High-Technologies Corp.	176,200	4,999,863
Hitachi Kokusai Electric, Inc.	227,000	2,733,189
Honda Motor Co. Ltd.	2,300,381	62,356,396
Hoya Corp.	1,024,117	39,533,241
IHI Corp.	4,222,000	9,021,762
Inpex Corp.	8,484,600	75,541,971
Isuzu Motors Ltd.	3,904,900	39,568,117
Japan Airlines Co. Ltd.	3,700,600	138,895,839
Japan Post Bank Co. Ltd. (a)(b)	2,139,200	26,010,014
Japan Tobacco, Inc.	776,700	30,418,461
JGC Corp.	1,174,630	18,633,109
JSR Corp.	2,204,600	32,015,880
Kamigumi Co. Ltd.	420,000	3,785,048
Kansai Electric Power Co., Inc. (a)	504,200	5,481,011
KDDI Corp.	2,160,400	54,706,960
Keyence Corp.	31,200	14,722,829
Kinden Corp.	457,800	5,677,210
Koito Manufacturing Co. Ltd.	775,800	35,945,449
Komatsu Ltd.	1,705,200	25,495,636
Kubota Corp.	2,325,510	34,371,004
Kuraray Co. Ltd.	1,895,520	22,864,201
Kyocera Corp.	973,200	40,581,824
Kyushu Electric Power Co. Inc. (a)	2,073,400	22,406,032
Mabuchi Motor Co. Ltd.	202,200	10,916,540
Maeda Road Construction Co. Ltd.	219,000	3,425,220
Medipal Holdings Corp.	96,800	1,570,064
Mitsubishi Corp.	2,567,330	41,154,093
Mitsubishi Electric Corp.	8,772,000	81,413,654
Mitsubishi Estate Co. Ltd.	4,876,000	96,528,576
Mitsubishi Heavy Industries Ltd.	9,277,000	36,460,401
Mitsubishi UFJ Financial Group, Inc.	16,014,300	82,119,645
Mitsui & Co. Ltd.	4,009,434	45,573,882
Mitsui Fudosan Co. Ltd.	152,000	3,578,212
Mizuho Financial Group, Inc.	17,140,600	29,656,997
MS&AD Insurance Group Holdings, Inc.	507,762	13,791,320
Murata Manufacturing Co. Ltd.	142,140	16,441,029
Nabtesco Corp.	509,300	8,811,956
NEC Corp.	13,861,000	36,711,307
Nexon Co. Ltd.	572,700	9,295,640
Nikon Corp. (b)	4,180,200	61,496,873
Nintendo Co. Ltd.	442,300	62,016,535
Nippo Corp.	91,000	1,351,703
Nippon Express Co. Ltd.	2,243,000	10,506,783
Nippon Steel & Sumitomo Metal Corp.	796,700	14,280,280
Nippon Telegraph & Telephone Corp.	1,383,300	58,890,679
Nitto Denko Corp.	1,392,500	80,074,582
Nomura Holdings, Inc.	6,211,500	33,709,456
NS Solutions Corp.	47,600	1,079,175
Okumura Corp.	5,152,620	27,106,860

Common Stocks	Shares	Value
Japan (continued)
Omron Corp.	640,800	$16,654,041
Otsuka Holdings Co. Ltd.	1,099,600	36,992,228
Rinnai Corp.	451,375	41,451,291
Rohm Co. Ltd.	1,382,000	62,806,103
Sanrio Co. Ltd. (b)	1,254,900	29,059,305
Sawai Pharmaceutical Co. Ltd.	141,100	9,785,031
SCSK Corp.	52,200	2,293,738
Secom Co. Ltd.	111,900	7,797,384
Sega Sammy Holdings, Inc.	2,522,400	23,770,103
Seino Holdings Co Ltd.	638,900	6,959,624
Seven & i Holdings Co. Ltd.	588,700	26,257,468
Shimamura Co. Ltd.	58,500	6,543,854
Shin-Etsu Chemical Co. Ltd.	2,079,940	106,235,600
Ship Healthcare Holdings, Inc.	544,600	13,010,578
Shizuoka Bank Ltd.	922,000	8,048,770
SHO-BOND Holdings Co. Ltd.	20,000	685,907
SMC Corp.	71,200	16,125,584
Sohgo Security Services Co. Ltd.	296,500	14,484,959
Sompo Japan Nipponkoa Holdings, Inc.	413,900	12,274,938
Sony Financial Holdings, Inc.	2,576,900	42,640,238
Stanley Electric Co. Ltd.	230,200	5,066,222
Sumco Corp.	3,377,600	22,810,109
Sumitomo Corp.	3,950,000	39,374,156
Sumitomo Electric Industries Ltd.	2,374,100	31,281,000
Sumitomo Mitsui Financial Group, Inc.	1,638,300	54,962,683
Suntory Beverage & Food Ltd.	614,100	28,400,977
Suzuki Motor Corp.	2,232,308	68,538,488
Toda Corp.	5,410,900	26,118,903
Tokio Marine Holdings, Inc.	1,022,121	36,571,104
Tokyo Electric Power Co., Inc. (a)	866,400	4,353,573
Tokyo Gas Co. Ltd.	24,596,285	113,330,995
Toyota Industries Corp.	2,730,680	137,053,382
Toyota Motor Corp.	1,642,000	98,896,942
Toyota Tsusho Corp.	801,000	18,332,716
Trend Micro, Inc. (a)	389,500	16,385,706
TV Asahi Corp.	202,900	3,695,068
Ube Industries Ltd.	15,704,500	30,587,444
Yahoo! Japan Corp.	4,804,600	18,329,143
Yamada Denki Co. Ltd.	7,212,500	34,927,720
Yamaha Corp.	540,200	12,893,707
Yamato Kogyo Co. Ltd.	27,200	643,986

		3,936,994,501
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	1,815,620	12,073,873
Luxembourg — 0.0%
RTL Group SA	116,171	9,409,626
Malaysia — 0.1%
Axiata Group Bhd	19,385,153	26,246,424

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Malaysia (continued)
IHH Healthcare Bhd	28,013,200	$44,293,144

		70,539,568
Mexico — 0.3%
America Movil SAB de CV, Series L — ADR	1,871,119	26,457,623
America Movil SAB de CV, Series L	23,582,162	16,629,177
Fibra Uno Administracion SA de CV	30,272,094	60,685,219
Telesites SAB de C.V. (a)(b)	38,112,254	23,134,949

		126,906,968
Netherlands — 1.1%
Akzo Nobel NV	1,584,582	101,646,097
CNH Industrial NV, Special Voting Shares	759,054	4,751,678
Constellium NV, Class A (a)	2,941,025	18,410,816
ING Groep NV CVA	3,126,972	35,623,369
Koninklijke KPN NV	11,412,119	44,160,903
Koninklijke Philips Electronics NV	1,771,579	47,176,657
PostNL NV (a)(b)	3,083,433	11,220,870
Randstad Holding NV	694,786	37,851,078
SBM Offshore NV (a)(d)	10,800,348	142,576,177
TomTom NV (a)	2,135,440	22,158,691
Unilever NV CVA	839,078	37,167,927

		502,744,263
Norway — 0.1%
Statoil ASA	4,925,486	67,397,727
Peru — 0.2%
Southern Copper Corp. (b)	2,865,612	74,276,663
Portugal — 0.1%
CTT — Correios de Portugal SA	472,485	4,104,298
Nos SGPS SA	4,208,685	30,542,122

		34,646,420
Singapore — 0.6%
CapitaLand Ltd.	46,098,700	100,209,436
Global Logistic Properties Ltd.	73,108,300	86,645,960
Keppel Corp. Ltd. (b)	11,996,800	42,784,062
Raffles Medical Group Ltd.	1,364,100	3,895,564
Singapore Telecommunications Ltd.	21,269,110	52,739,943

		286,274,965
South Korea — 0.4%
Hyundai Motor Co.	531,603	59,610,009
Hyundai Wia Corp.	129,439	11,484,844
Samsung Electronics Co. Ltd.	92,762	89,742,805

Common Stocks	Shares	Value
South Korea (continued)
Samsung SDI Co., Ltd.	99,775	$7,893,809
SK Hynix, Inc.	1,348,700	31,129,362

		199,860,829
Spain — 0.6%
Aena SA (a)(c)	184,427	20,534,842
Banco Santander SA	9,179,969	39,340,076
Cellnex Telecom SAU (c)	4,675,302	80,574,977
Cia de Distribucion Integral Logista Holdings SA	282,984	5,899,312
Distribuidora Internacional de Alimentacion SA	6,639,445	35,789,579
Iberdrola SA	1,395,726	9,810,919
Industria de Diseno Textil SA	1,221,490	40,198,284
Mediaset Espana Comunicacion SA	945,448	9,194,366
Merlin Properties Socimi SA	3,385,306	39,313,792

		280,656,147
Sweden — 0.1%
Getinge AB, Class B	438,116	9,650,094
Svenska Handelsbanken AB, A Shares	2,841,364	35,751,173

		45,401,267
Switzerland — 1.3%
Credit Suisse Group AG, Registered Shares	1,267,840	22,460,251
Glencore PLC	33,961,826	43,786,745
Nestle SA, Registered Shares	2,456,309	180,962,083
Novartis AG, Registered Shares	1,242,066	96,227,090
Roche Holding AG	317,552	82,253,639
Syngenta AG, Registered Shares	201,472	74,185,019
UBS Group AG, Registered Shares	4,975,220	82,216,299
Zurich Insurance Group AG	83,199	18,442,335

		600,533,461
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	8,707,672	13,456,066
Delta Electronics, Inc.	1,982,000	8,389,068
Taiwan Semiconductor Manufacturing Co. Ltd.	9,725,000	41,875,138
Yulon Motor Co. Ltd.	10,551,000	9,388,460

		73,108,732
Thailand — 0.2%
Bangkok Dusit Medical Services PCL (b)	54,978,700	33,849,616

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Thailand (continued)
Bumrungrad Hospital PCL	4,260,600	$26,231,918

		60,081,534
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	2,258,201	37,446,693
NMC Health PLC	3,827,862	52,852,339

		90,299,032
United Kingdom — 3.3%
Antofagasta PLC	8,694,343	47,446,660
AstraZeneca PLC	2,287,766	147,310,454
Barclays PLC	4,603,182	12,317,521
BT Group PLC	7,181,254	49,978,675
Burberry Group PLC	554,295	9,498,962
Coats Group PLC (a)	9,662,955	3,012,258
Delphi Automotive PLC	1,369,968	88,965,722
Delta Topco Ltd., (Acquired 5/02/12, cost $48,436,537) (e)	78,481,957	34,375,097
Diageo PLC — ADR	531,971	57,277,317
GlaxoSmithKline PLC	1,586,857	32,689,993
HSBC Holdings PLC	31,634,987	223,106,300
Legal & General Group PLC	8,935,180	31,186,618
Liberty Global PLC, Class A (a)	921,803	31,719,241
Lloyds Banking Group PLC	29,113,305	27,275,004
National Grid PLC	3,784,472	53,318,280
Ophir Energy PLC (a)	17,972,522	23,104,034
Prudential PLC	3,230,494	63,466,849
Rio Tinto PLC	3,080,784	75,546,240
SABMiller PLC	4,071,627	243,820,550
Spire Healthcare Group PLC (c)	15,014,842	69,461,391
Standard Chartered PLC	6,352,743	42,855,552
Vodafone Group PLC	25,843,552	83,070,196
Vodafone Group PLC, ADR	2,761,669	88,925,742

		1,539,728,656
United States — 29.4%
3M Co.	64,584	9,752,184
Abbott Laboratories	991,921	37,544,210
AbbVie, Inc.	882,127	48,428,772
Accenture PLC, Class A	123,452	13,029,124
Activision Blizzard, Inc.	1,463,703	50,966,138
Adobe Systems, Inc. (a)	119,989	10,694,620
AES Corp.	1,032,989	9,813,396
Aetna, Inc.	1,353,526	137,843,088
Agilent Technologies, Inc.	504,199	18,983,092
Alexion Pharmaceuticals, Inc. (a)	313,180	45,702,357
Alkermes PLC (a)	173,854	5,565,067
Allergan PLC (a)	336,712	95,770,994
Alliance Data Systems Corp. (a)	34,035	6,799,853
Allstate Corp.	1,581,446	95,835,628
Alphabet, Inc., Class A (a)	127,461	97,042,432
Alphabet, Inc., Class C (a)	547,837	407,015,499

Common Stocks	Shares	Value
United States (continued)
Altria Group, Inc.	98,650	$6,028,502
Amazon.com, Inc. (a)	3,138	1,842,006
Amdocs Ltd.	197,900	10,833,046
American Airlines Group, Inc.	1,212,185	47,263,093
American Electric Power Co., Inc.	695,133	42,382,259
American International Group, Inc.	2,030,268	114,669,537
American Water Works Co., Inc.	956,666	62,097,190
Ameriprise Financial, Inc.	79,478	7,204,681
AmerisourceBergen Corp.	117,364	10,511,120
Amgen, Inc.	1,038,626	158,629,349
Anacor Pharmaceuticals, Inc. (a)	192,394	14,454,561
Anadarko Petroleum Corp.	5,939,470	232,173,882
Anthem, Inc.	722,711	94,306,558
Apache Corp.	1,515,861	64,484,727
Apple, Inc.	5,109,805	497,388,419
Archer-Daniels-Midland Co.	149,843	5,296,950
AT&T, Inc.	5,610,891	202,328,729
Axalta Coating Systems Ltd. (a)	2,440,778	58,114,924
Axis Capital Holdings Ltd.	191,659	10,332,337
Bank of America Corp.	14,808,458	209,391,596
Bank of New York Mellon Corp.	917,065	33,216,094
Baxter International, Inc.	1,211,091	44,325,931
Bed Bath & Beyond, Inc. (a)	594,490	25,664,133
Berkshire Hathaway, Inc., Class A (a)	579	112,534,469
Berkshire Hathaway, Inc., Class B (a)	1,147,740	148,942,220
Biogen, Inc. (a)	201,561	55,038,247
Boeing Co.	52,126	6,261,896
Bristol-Myers Squibb Co.	1,191,753	74,079,367
Broadcom Corp., Class A	34,643	1,893,933
Calpine Corp. (a)	1,916,862	29,347,157
Cameron International Corp. (a)	94,110	6,179,263
Capital One Financial Corp.	136,527	8,958,902
Cardinal Health, Inc.	142,649	11,607,349
Catalent, Inc. (a)	2,142,313	50,408,625
Caterpillar, Inc.	322,791	20,090,512
Celgene Corp. (a)	365,873	36,704,379
Charles Schwab Corp.	1,339,801	34,205,120
Chevron Corp.	75,874	6,560,825
Chubb Ltd.	902,946	102,096,104
Cintas Corp.	130,137	11,181,371
Cisco Systems, Inc.	6,374,682	151,653,685
Citigroup, Inc.	4,502,568	191,719,345
Citizens Financial Group, Inc.	210,313	4,469,151
CME Group, Inc.	463,832	41,675,305
CNA Financial Corp.	219,025	7,278,201
Coca-Cola Co.	3,821,388	164,013,973
Coca-Cola Enterprises, Inc.	94,320	4,378,334
Colfax Corp. (a)	1,180,352	26,132,993
Colgate-Palmolive Co.	979,360	66,136,181
Comcast Corp., Class A	2,950,961	164,398,037
Computer Sciences Corp.	191,023	6,126,108
CONSOL Energy, Inc. (b)	7,995,439	63,483,786

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Constellation Brands, Inc., Class A	119,573	$18,232,491
Crown Castle International Corp.	480,055	41,380,741
CSX Corp.	1,292,718	29,758,368
CVS Health Corp.	1,161,267	112,166,780
DaVita HealthCare Partners, Inc. (a)	480,840	32,273,981
Delta Air Lines, Inc.	823,197	36,459,395
Discover Financial Services	174,146	7,974,145
DISH Network Corp., Class A (a)	1,099,913	53,092,801
Dominion Resources, Inc.	649,360	46,864,311
Dover Corp.	43,435	2,538,776
Dr Pepper Snapple Group, Inc.	63,650	5,972,916
DTE Energy Co.	179,034	15,219,680
Eaton Corp. PLC	2,350,135	118,705,319
eBay, Inc. (a)	961,697	22,561,412
Edgewell Personal Care Co.	1,339,736	99,153,861
Electronic Arts, Inc. (a)	136,843	8,832,531
Eli Lilly & Co.	1,641,730	129,860,843
Emerson Electric Co.	1,185,632	54,515,359
Envision Healthcare Holdings, Inc. (a)	1,769,733	39,111,099
EQT Corp.	1,264,808	78,089,246
Expedia, Inc.	116,170	11,737,817
Exxon Mobil Corp.	574,117	44,695,008
Facebook, Inc., Class A (a)	1,575,558	176,793,363
FedEx Corp.	725,499	96,404,307
Fidelity National Information Services, Inc.	140,996	8,421,691
Fifth Third Bancorp	271,226	4,285,371
Fitbit, Inc., Series A (a)(b)	1,270,502	21,090,333
FMC Corp.	902,072	32,222,012
Ford Motor Co.	6,650,447	79,406,337
Freeport-McMoRan, Inc. (b)	2,394,013	11,012,460
Garmin Ltd.	597,812	21,031,026
General Dynamics Corp.	90,078	12,049,734
General Electric Co.	9,642,535	280,597,769
General Mills, Inc.	170,580	9,639,476
Gilead Sciences, Inc.	703,336	58,376,888
Global Payments, Inc.	91,839	5,413,909
GoDaddy, Inc., Class A (a)	472,393	14,403,263
Goldman Sachs Group, Inc.	309,514	50,005,082
Goodyear Tire & Rubber Co.	195,871	5,564,695
Hain Celestial Group, Inc. (a)	828,125	30,127,188
Hartford Financial Services Group, Inc.	533,140	21,421,565
HCA Holdings, Inc. (a)	444,979	30,961,639
Helmerich & Payne, Inc.	117,423	5,965,088
Hess Corp.	635,712	27,017,760
Hewlett Packard Enterprise Co.	2,180,590	30,004,918
Home Depot, Inc.	84,253	10,595,657
Honeywell International, Inc.	234,490	24,199,368
HP, Inc.	3,529,908	34,275,407
HTG Molecular Diagnostics, Inc. (a)(d)	379,400	1,172,346

Common Stocks	Shares	Value
United States (continued)
Ingersoll-Rand PLC	1,595,753	$82,133,407
Intel Corp.	2,129,323	66,051,599
International Business Machines Corp.	827,042	103,206,571
International Paper Co.	195,201	6,677,826
Intuit, Inc.	109,830	10,489,863
Invitae Corp. (a)(d)	2,006,528	14,045,696
Johnson & Johnson	1,349,499	140,941,676
JPMorgan Chase & Co.	3,633,738	216,207,411
Kansas City Southern	326,719	23,157,843
Kimberly-Clark Corp. (f)	201,069	25,821,281
Kinder Morgan, Inc.	6,149,163	101,153,731
KLA-Tencor Corp.	106,686	7,146,895
Kraft Heinz Co.	287,348	22,430,385
Kroger Co.	344,856	13,383,861
Las Vegas Sands Corp.	889,173	40,101,702
Lear Corp.	133,375	13,848,326
Liberty Broadband Corp., Class A (a)	452,618	21,544,617
Liberty Broadband Corp., Class C (a)	987,251	46,400,797
Liberty Media Corp., Class A (a)	1,290,720	47,266,166
Liberty Media Corp., Class C (a)	2,420,198	86,134,847
Lincoln National Corp.	326,368	12,878,481
Lookout, Inc., (Acquired 3/4/15, cost 2,096,082) (e)	183,495	2,096,082
Lowe’s Cos., Inc.	130,230	9,332,282
LyondellBasell Industries NV, Class A	420,419	32,780,069
Macy’s, Inc.	460,535	18,610,219
Marathon Oil Corp.	7,557,746	73,536,869
Marathon Petroleum Corp.	6,642,670	277,597,179
Marsh & McLennan Cos., Inc.	1,041,832	55,560,901
Mastercard, Inc., Class A	942,662	83,925,198
McDonald’s Corp.	100,595	12,451,649
McKesson Corp.	1,131,881	182,210,203
Merck & Co., Inc.	1,706,116	86,448,898
MetLife, Inc.	505,052	22,550,572
Michael Kors Holdings Ltd. (a)	1,443,258	57,585,994
Micron Technology, Inc. (a)	4,601,459	50,754,093
Microsoft Corp.	2,924,878	161,131,529
Mondelez International, Inc., Class A	671,624	28,946,994
Monsanto Co.	194,069	17,582,651
Morgan Stanley	1,757,951	45,495,772
Mylan NV (a)	2,185,860	115,172,963
NextEra Energy Partners LP	1,253,568	33,833,800
NextEra Energy, Inc.	880,511	98,361,884
NIKE, Inc., Class B	103,822	6,438,002
Nordstrom, Inc.	306,552	15,051,703

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Northrop Grumman Corp.	80,633	$14,921,943
NRG Energy, Inc.	1,320,533	14,050,471
NRG Yield, Inc., Class A (b)	324,269	4,020,936
NRG Yield, Inc., Class C (b)	313,539	4,151,256
Nuance Communications, Inc. (a)	1,287,107	22,691,696
Nucor Corp.	611,128	23,876,771
Oceaneering International, Inc.	576,706	19,521,498
Oracle Corp.	4,128,957	149,922,429
PACCAR, Inc.	727,907	35,718,397
PayPal Holdings, Inc. (a)	321,714	11,626,744
PepsiCo, Inc.	1,047,146	103,981,598
Pfizer, Inc.	5,763,537	175,730,243
Philip Morris International, Inc.	1,156,571	104,102,956
Phillips 66	766,517	61,436,338
Pioneer Natural Resources Co.	684,367	84,827,290
Procter & Gamble Co.	2,665,878	217,775,574
Prologis, Inc.	1,165,225	45,991,431
Prudential Financial, Inc.	98,484	6,901,759
PulteGroup, Inc.	562,670	9,430,349
Pure Storage, Inc., Class A (a)(b)	1,950,965	25,382,055
Qorvo, Inc. (a)	549,791	21,771,724
QUALCOMM, Inc.	3,337,694	151,331,046
Raytheon Co.	96,213	12,338,355
Regeneron Pharmaceuticals, Inc. (a)	34,994	14,700,629
Regions Financial Corp.	2,439,974	19,812,589
Reinsurance Group of America, Inc.	111,727	9,410,765
Rockwell Automation, Inc.	92,020	8,794,351
Schlumberger Ltd.	2,410,361	174,196,789
Scripps Networks Interactive, Inc., Class A	47,461	2,893,697
Sealed Air Corp.	102,322	4,147,111
Sempra Energy	581,455	55,092,861
Simon Property Group, Inc.	187,985	35,017,846
Skyworks Solutions, Inc.	192,127	13,241,393
Southwest Airlines Co.	637,068	23,966,498
Square, Inc. (a)(b)	1,408,343	12,351,168
St. Joe Co. (a)(d)	6,750,883	107,406,549
Starbucks Corp.	61,567	3,741,427
Steel Dynamics, Inc.	1,405,098	25,783,548
Stryker Corp.	86,592	8,585,597
SunTrust Banks, Inc.	605,160	22,136,753
Surgery Partners, Inc. (a)	928,314	14,955,139
Synchrony Financial (a)	2,080,220	59,119,852
Tahoe Resources, Inc.	4,623,405	35,907,378
Target Corp.	663,566	48,055,450
Tenet Healthcare Corp. (a)(b)	1,836,433	49,804,063
TerraForm Power, Inc., Class A	668,010	6,619,979
TESARO, Inc. (a)	373,356	12,895,716
Texas Instruments, Inc.	228,817	12,111,284
Textron, Inc.	2,417,198	82,716,516

Common Stocks	Shares		Value
United States (continued)
Thermo Fisher Scientific, Inc.		388,901	$51,358,266
Tiffany & Co.		517,802	33,056,480
Time Warner Cable, Inc.		283,943	51,680,465
Time Warner, Inc.		356,164	25,088,192
Travelers Cos., Inc.		306,536	32,811,613
Twitter, Inc. (a)		2,442,585	41,035,428
Tyco International PLC		1,558,690	53,603,349
Ultragenyx Pharmaceutical, Inc. (a)		130,465	7,325,610
United Continental Holdings, Inc. (a)		1,744,821	84,239,958
United Parcel Service, Inc., Class B		866,687	80,775,228
United Rentals, Inc. (a)		1,294,316	62,010,680
United Technologies Corp.		715,971	62,783,497
UnitedHealth Group, Inc.		165,654	19,076,715
Univar, Inc. (a)		1,987,896	25,266,158
Unum Group		1,404,631	40,228,632
Urban Outfitters, Inc. (a)		1,640,677	37,538,690
US Bancorp		1,657,974	66,418,438
Valero Energy Corp.		220,709	14,979,520
Veeva Systems, Inc., Class A (a)(b)		2,693,346	64,909,639
VeriSign, Inc. (a)(b)		134,697	10,183,093
Verizon Communications, Inc.		3,967,458	198,117,872
Vertex Pharmaceuticals, Inc. (a)		110,785	10,053,739
Visa, Inc., Class A		1,854,313	138,127,775
VMware, Inc., Class A (a)(b)		433,315	19,824,161
WABCO Holdings, Inc. (a)		481,223	43,141,642
Wal-Mart Stores, Inc.		1,926,757	127,859,595
Walgreens Boots Alliance, Inc.		902,738	71,966,273
Wells Fargo & Co.		4,803,671	241,288,394
Western Digital Corp.		537,903	25,808,586
WestRock Co.		1,907,827	67,308,137
Whirlpool Corp.		444,623	59,752,885
WhiteWave Foods Co. (a)(f)		259,341	9,790,123
Whiting Petroleum Corp. (a)		6,283,284	46,182,137
Whole Foods Market, Inc.		806,933	23,651,206
Williams Cos., Inc.		4,906,239	94,690,413
Williams-Sonoma, Inc.		447,581	23,122,034
Wyndham Worldwide Corp.		120,136	7,796,826
Yahoo!, Inc. (a)		681,622	20,114,665
Zoetis, Inc.		761,217	32,770,392

			13,662,119,248
Total Common Stocks — 53.8%			25,004,308,266

Corporate Bonds	Par (000)
Argentina — 0.3%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	6,511	6,413,335

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
Argentina (continued)
YPF SA (c):
8.88%, 12/19/18	USD	30,031	$30,631,620
8.50%, 7/28/25		91,036	84,720,378

			121,765,333
Australia — 0.2%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		83,470	86,808,800
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		30,805	13,631,213
Canada — 0.1%
First Quantum Minerals, Ltd.:
6.75%, 2/15/20		19,191	8,755,894
7.00%, 2/15/21		57,593	26,060,832

			34,816,726
Chile — 0.1%
Banco Santander Chile, 2.33%, 6/07/18 (c)(g)		40,084	39,803,412
Inversiones Alsacia SA (c):
8.00%, 12/31/18		34,787	9,044,670

			48,848,082
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21		42,551	42,013,326
3.60%, 11/28/24		19,712	19,032,803
Celestial Nutrifoods Ltd., 0.01%, 6/12/49 (a)(h)(i)	SGD	88,600	621,929
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(h)(j)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (i)		26,718	25,933,159

			87,996,217
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		72,542	73,263,285
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		29,501	29,116,897
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		13,784	14,412,275

			43,529,172

Corporate Bonds	Par (000)		Value
Hong Kong — 0.1%
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (c)	USD	25,893	$26,326,682
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	26,374,143

			52,700,825
India — 0.2%
REI Agro Ltd. (a)(h):
5.50%, 11/13/16		8,271	41,355
5.50%, 11/13/16 (c)		46,516	232,580
Suzlon Energy, Ltd., 5.75%, 7/16/19 (c)(i)(k)		89,276	107,131,200

			107,405,135
Italy — 0.3%
Intesa Sanpaolo SpA:
3.88%, 1/16/18		14,934	15,308,007
3.88%, 1/15/19		60,747	62,482,846
Telecom Italia SpA, 5.30%, 5/30/24 (c)		43,375	42,290,625

			120,081,478
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		33,776	34,214,480
Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		37,384	31,963,320
Telecom Italia Finance SpA, 6.13%, 11/15/16 (c)(i)	EUR	40,800	56,927,868

			88,891,188
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18	USD	35,122	35,870,099
3.50%, 7/23/20 (c)		47,538	44,056,792
Trust F/1401, 5.25%, 12/15/24 (c)		19,282	19,065,077

			98,991,968
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(h)(i)		140,850	54,311,760
Constellium NV (c):
7.00%, 1/15/23	EUR	20,901	19,811,804
8.00%, 1/15/23	USD	5,675	4,866,312
Rabobank Nederland, 3.95%, 11/09/22		14,559	14,904,238
Volkswagen International Finance NV, 4.00%, 8/12/20		14,925	15,182,829

			109,076,943

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
Singapore — 0.3%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	57,500	$40,109,943
1.95%, 10/17/23 (c)		50,500	35,466,271
Global Logistic Properties, Ltd., 3.88%, 6/04/25	USD	68,851	67,665,730

			143,241,944
South Korea — 0.0%
Export-Import Bank of Korea, 2.88%, 9/17/18		19,188	19,669,791
Spain — 0.2%
Telefonica Participaciones SAU, Series TEF, 4.90%, 9/25/17 (i)	EUR	65,400	61,814,745
Telefonica SA, 6.00%, 7/14/17		19,200	23,291,131

			85,105,876
Switzerland — 0.1%
UBS AG/Stamford CT, 2.38%, 8/14/19	USD	24,858	24,946,668
UBS Group Funding Jersey, Ltd., 4.13%, 9/24/25 (c)		32,490	32,545,363

			57,492,031
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(i)		96,220	81,787,000
United Kingdom — 0.2%
Delta Topco Ltd., (Acquired 5/02/12, cost $73,552,638), 10.00%, 11/24/60 (e)		72,398	72,614,799
Lloyds Bank PLC, 2.30%, 11/27/18		11,792	11,911,559

			84,526,358
United States — 4.3%
AbbVie, Inc., 2.50%, 5/14/20		51,817	51,431,585
Actavis Funding SCS, 3.00%, 3/12/20		42,210	42,726,144
AliphCom, (Acquired 11/11/15, cost 11,493,000), 12.00%, 4/28/20 (e)(g)(i)		11,493	16,308,567
AliphCom, (Acquired 4/27/15 - 7/21/15, cost 204,855,000), 12.00%, 4/28/20 (e)(g)(i)		204,855	291,303,810
Ally Financial, Inc.:
2.75%, 1/30/17		37,516	37,093,945
3.50%, 1/27/19		26,089	25,469,386
American Tower Corp., 3.40%, 2/15/19		12,677	12,988,487

Corporate Bonds	Par (000)		Value
United States (continued)
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	USD	169,955	$170,993,765
AT&T, Inc.:
2.38%, 11/27/18		60,426	60,851,339
3.00%, 6/30/22		99,859	97,941,707
Bank of America Corp.:
2.00%, 1/11/18		34,116	33,998,675
1.66%, 3/22/18 (g)		20,151	20,163,070
6.88%, 4/25/18		25,311	27,774,039
2.60%, 1/15/19		24,027	24,121,570
BioMarin Pharmaceutical, Inc. (i):
0.75%, 10/15/18		11,220	12,089,550
1.50%, 10/15/20		11,220	12,377,063
Cablevision Systems Corp., 5.88%, 9/15/22		15,743	13,066,690
Capital One Bank USA NA, 2.15%, 11/21/18		28,814	28,841,114
Chesapeake Energy Corp., 8.00%, 12/15/22 (c)		15,552	6,648,480
Citigroup, Inc., 1.80%, 2/05/18		69,403	68,859,575
Cobalt International Energy, Inc. (i):
2.63%, 12/01/19		56,543	28,589,554
3.13%, 5/15/24		69,805	29,536,241
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18		5,536	5,487,748
eBay, Inc., 2.20%, 8/01/19		16,357	16,203,130
Edgewell Personal Care Co., 4.70%, 5/24/22		9,464	9,626,639
Energizer Holdings, Inc., 4.70%, 5/19/21		15,137	15,479,989
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		50,060	49,307,899
2.38%, 1/16/18		31,203	31,159,815
5.00%, 5/15/18		33,868	35,505,958
Forest Laboratories, Inc. (c):
4.38%, 2/01/19		31,771	33,508,270
5.00%, 12/15/21		22,366	24,516,893
Freeport-McMoRan, Inc., 3.88%, 3/15/23		19,532	8,008,120
GE Capital International Funding Co., 2.34%, 11/15/20 (c)		16,373	16,432,974
General Electric Capital Corp., 5.55%, 5/04/20		5,989	6,846,355
General Motors Financial Co., Inc., 3.50%, 7/10/19		36,764	36,998,297
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (i)		18,029	66,436,865
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (c)		94,352	94,311,806
HSBC USA, Inc., 1.63%, 1/16/18		14,330	14,293,000
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,101,563

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Hyundai Capital America, 2.00%, 3/19/18 (c)	USD	17,360	$17,296,896
Intel Corp., 3.25%, 8/01/39 (i)		14,490	22,133,475
JPMorgan Chase & Co., 4.35%, 8/15/21		20,680	22,085,351
Medtronic, Inc., 3.15%, 3/15/22		54,332	56,117,893
Morgan Stanley, 7.30%, 5/13/19		16,897	19,363,556
Mylan, Inc., 2.55%, 3/28/19		36,077	35,889,508
QUALCOMM, Inc., 3.00%, 5/20/22		84,149	84,637,401
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		18,952	16,630,380
Sprint Communications, Inc., 7.00%, 3/01/20 (c)		10,662	10,235,520
Synchrony Financial, 3.75%, 8/15/21		14,086	14,111,496
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (i)		20,422	37,116,985
Twitter, Inc., 1.00%, 9/15/21 (i)		22,372	18,135,302
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		21,417	20,605,895
Xerox Corp., 6.35%, 5/15/18		16,501	17,602,772

			1,979,362,107
Total Corporate Bonds — 7.7%			3,573,205,952

Floating Rate Loan Interests
Canada — 0.0%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		23,462	21,673,115
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		27,692	10,753,716
Ireland — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.43%, 2/27/21		55,620	55,397,988
Luxembourg — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		40,440	39,902,957
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		14,642	14,099,170

			54,002,127
Netherlands — 0.2%
Promontoria Blue Holding 2 BV, Mezzanine, 7.00%, 4/17/20	EUR	63,188	68,451,328

Floating Rate Loan Interests	Par (000)		Value
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21	USD	29,929	$9,091,022
United States — 0.7%
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		40,790	38,616,732
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, 9/30/20		41,969	6,749,821
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		112,553	112,293,002
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		55,115	21,880,639
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		62,317	28,977,173
Term Loan B, 4.25%, 12/16/20		3,233	1,503,293
Term Loan M, 4.25%, 12/16/20		8,669	4,030,939
Univar Inc., 2015 Term Loan, 4.25%, 7/01/22		39,227	37,940,837
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		60,121	58,585,428

			310,577,864
Total Floating Rate Loan Interests — 1.1%			529,947,160

Foreign Agency Obligations
Argentina — 0.3%
Argentina Bonar Bonds, 8.75%, 5/07/24		98,560	103,618,818
City of Buenos Aires Argentina, 8.95%, 2/19/21 (c)		20,687	21,824,785

			125,443,603
Brazil — 0.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	BRL	464,331	95,273,251
Brazilian Government International Bond, 6.00%, 1/17/17	USD	60,055	62,049,116

			157,322,367
Colombia — 0.1%
Colombia Government International Bond, 7.38%, 1/27/17		48,625	51,007,625

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Hungary — 0.5%
Hungary Government Bond, 5.50%, 6/24/25	HUF	25,854,850	$106,966,629
Hungary Government International Bond, 6.38%, 3/29/21	USD	106,386	120,561,934

			227,528,563
Indonesia — 0.4%
Indonesia Government International Bond, 6.88%, 1/17/18 (c)		33,037	35,944,620
Indonesia Treasury Bond:
8.25%, 7/15/21	IDR	1,646,633,000	119,437,374
8.38%, 3/15/24		190,060,000	13,819,121

			169,201,115
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro:
2.50%, 12/01/24	EUR	62,854	75,073,048
1.50%, 6/01/25		220,575	242,590,565

			317,663,613
Japan — 0.2%
Japan Government Bond, 0.10%, 3/15/17	JPY	11,078,850	91,660,748
Mexico — 0.8%
Mexican Bonos, 6.50%, 6/10/21	MXN	5,698,055	329,546,129
Mexico Government International Bond, 5.63%, 1/15/17	USD	52,846	54,735,258

			384,281,387
Poland — 0.6%
Poland Government Bond:
5.25%, 10/25/20	PLN	467,807	130,232,405
5.75%, 10/25/21		230,100	66,296,368
3.25%, 7/25/25		316,674	79,394,912
Poland Government International Bond, 6.38%, 7/15/19	USD	21,171	23,944,401

			299,868,086
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		54,460	55,636,118
Turkey — 0.1%
Turkey Government International Bond, 6.75%, 4/03/18		27,611	29,660,841
United Kingdom — 1.2%
United Kingdom Gilt, 2.00%, 9/07/25	GBP	368,225	544,736,712
Total Foreign Agency Obligations — 5.3%			2,454,010,778

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK 2015 PLC, 4.17%, 8/20/25 (c)	GBP	30,423	$41,424,983

U.S. Government Sponsored Agency Securities — 0.4%
United States — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 2/01/46 (m)	USD	184,877	188,717,949

U.S. Treasury Obligations
Treasury Inflation Protected Security, 0.38%, 7/15/25		307,915	304,278,676
U.S. Treasury Inflation Indexed Bond:
0.13%, 4/15/20		50,903	51,028,125
0.25%, 1/15/25		20,142	19,618,034
0.63%, 1/15/26		211,397	213,521,844
U.S. Treasury Notes:
1.75%, 3/31/22 (n)		201,289	203,419,946
1.88%, 8/31/22 (n)		279,073	283,401,067
1.75%, 9/30/22		296,940	299,027,785
1.88%, 10/31/22		274,720	278,679,814
2.00%, 2/15/25		151,174	152,395,990
2.13%, 5/15/25		400,962	408,166,784
2.00%, 8/15/25 (n)		1,043,073	1,049,591,904
Total U.S. Treasury Obligations — 7.0%			3,263,129,969
Total Fixed Income Securities — 21.6%			10,050,436,791

Investment Companies (a)		Shares
United States — 1.0%
ETFS Gold Trust (d)(o)		1,201,717	131,071,273
ETFS Palladium Trust (d)(o)		348,916	16,796,816
ETFS Platinum Trust (d)(o)		294,567	24,728,900
iShares Gold Trust (p)(o)		11,663,809	125,735,861
SPDR Gold Shares (o)		1,490,197	159,391,471
Total Investment Companies — 1.0%			457,724,321

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Capital Trusts	Par (000)		Value
Netherlands — 0.0%
ING Groep NV, 6.00% (g)(l)	USD	20,995	$20,352,028
Switzerland — 0.0%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)		27,444	28,049,744
United Kingdom — 0.5%
HSBC Holdings PLC, 6.38% (g)(l)		78,926	75,768,960
Lloyds TSB Bank PLC, 13.00% (g)(l)		51,874	126,096,416
Standard Chartered PLC, 6.50% (c)(g)(l)		31,655	29,862,377

			231,727,753
United States — 1.0%
American Express Co., Series C, 4.90% (g)(l)		26,868	25,054,410
Citigroup, Inc. (g)(l):
5.95%		17,778	17,333,550
Series O, 5.88%		50,050	48,611,063
General Electric Capital Corp., 6.38%, 11/15/67 (g)		28,013	29,693,780
General Electric Co., 5.00% (g)(l)		42,607	43,778,692
Goldman Sachs Group, Inc. (g)(l):
Series L, 5.70%		41,250	40,682,813
Series M, 5.38%		43,265	42,237,456
JPMorgan Chase & Co. (g)(l):
Series Q, 5.15%		47,644	45,385,674
Series X, 6.10%		97,094	97,579,470
Morgan Stanley, Series H, 5.45% (g)(l)		30,531	29,462,415
NBCUniversal Enterprise, Inc., 5.25% (c)(l)		24,311	25,769,660
USB Capital IX, 3.50% (g)(l)		38,356	28,210,838

			473,799,821
Total Capital Trusts — 1.5%			753,929,346

Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.00%		1,216,203	11,624,442
Germany — 0.3%
Henkel AG & Co. KGaA Preference Shares, 0.00%		402,308	42,745,875
Volkswagen AG Preference Shares, 0.00%		560,256	65,242,696

			107,988,571

Preferred Stocks	Shares	Value
Ireland — 0.3%
Allergan PLC, Series A, 5.50% (i)	132,304	$125,462,560
Israel — 0.3%
Teva Pharmaceutical Industries, Ltd., 7.00% (i)	132,978	129,898,243
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	39,853	33,526,595
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%	1,044,036	27,207,578
Royal Bank of Scotland Group PLC, Series T, 7.25%	937,672	24,004,403

		51,211,981
United States — 1.9%
American Tower Corp., Series A, 5.25% (i)	233,294	23,133,433
Anthem, Inc., 5.25% (i)	1,466,969	64,678,663
Cliffs Natural Resources, Inc. , 7.00% (i)	859,231	1,228,700
Crown Castle International Corp., Series A, 4.50% (i)	553,128	58,626,037
Dominion Resources, Inc., 6.38%	457,226	22,751,566
Domo, Inc., Series D-2, (Acquired 4/1/15, cost $81,820,921), 0.00% (a)(e)	9,704,080	81,874,293
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(e)	7,856,626	95,850,837
Forestar Group, Inc., 6.00% (i)	961,441	14,778,983
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost 27,587,148), 0.00% (a)(e)	9,935,944	25,301,882
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(e)	4,667,944	53,322,391
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(e)	9,583,601	109,061,379
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966), 0.00% (a)(e)	5,844,432	285,045,807
US Bancorp (g):
Series F, 6.50%	911,610	26,008,233
Series G, 6.00%	579,854	15,342,937
Wells Fargo & Co., Series L, 7.50% (i)	16,793	19,681,396

		896,686,537
Total Preferred Stocks — 3.0%		1,356,398,929

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Trust Preferreds		Shares	Value
United States — 0.5%
Citigroup Capital XIII, 7.88%		1,648,686	$41,354,455
GMAC Capital Trust I, Series 2, 8.13%		2,217,409	55,494,702
RBS Capital Funding Trust V, 5.90%		1,400,022	34,468,542
RBS Capital Funding Trust VII, 6.08%		1,734,842	42,985,144
Welltower, Inc., Series I, 6.50% (i)		807,678	45,843,803
Total Trust Preferreds — 0.5%			220,146,646
Total Preferred Securities — 5.0%			2,330,474,921

Warrants — 0.0%
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	4,136,467
Total Long-Term Investments (Cost — $37,029,841,163) — 81.5%			37,847,080,766

Short-Term Securities	Par (000)
Foreign Agency Obligations (q)
Japan Treasury Discount Bill:
(0.05%), 2/10/16	JPY	27,080,000	223,677,691
(0.04%), 2/22/16		25,240,000	208,480,127
(0.05%), 2/29/16		53,920,000	445,381,026
(0.06%), 3/07/16		53,650,000	443,152,589
(0.09%), 3/14/16		26,360,000	217,736,235
(0.02%), 3/22/16		29,990,000	247,722,627
(0.02%), 4/11/16		39,090,000	322,900,073
(0.02%), 4/18/16		26,360,000	217,747,121
Mexico Cetes:
3.53%, 2/18/16	MXN	81,811	45,027,074
3.19%, 3/31/16		134,970	74,012,026
3.35%, 4/14/16		159,510	87,329,807
3.31%, 4/28/16		105,645	57,764,830
Total Foreign Agency Obligations — 5.6%			2,590,931,226

Money Market Funds		Shares/ Beneficial Interest	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (p)(r)		17,640,761	$17,640,761
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (p)(r)(s)	USD	548,208,585	548,208,585
Total Money Market Funds — 1.2%			565,849,346

U.S. Treasury Obligations (q)	Par (000)
U.S. Treasury Bills:
0.01%, 2/11/16		50,000	49,997,000
0.02% - 0.14%, 2/11/16		335,500	335,479,870
0.01% - 0.25%, 2/18/16		1,188,860	1,188,739,925
0.13% - 0.20%, 2/25/16		520,000	519,918,880
0.01% - 0.19%, 3/03/16		690,500	690,360,519
0.01% - 0.01%, 3/10/16		119,000	118,969,536
0.04% - 0.10%, 3/17/16		506,000	505,853,260
0.02% - 0.22%, 3/24/16		1,494,966	1,494,388,943
0.10%, 3/31/16		91,000	90,955,865
0.07%, 4/14/16		192,861	192,750,298
0.24%, 5/05/16		82,000	81,927,840
0.28%, 5/19/16		270,000	269,730,270
U.S. Treasury Notes, 0.38%, 3/15/16 (o)		185,536	185,528,764
Total U.S. Treasury Obligations — 12.3%			5,724,600,970
Total Short-Term Securities (Cost — $8,891,143,818) — 19.1%			8,881,381,542
Options Purchased (Cost — $334,034,857) — 0.3%			140,781,232
Total Investments Before Options Written (Cost — $46,255,019,838*) — 100.9%			46,869,243,540
Options Written (Premiums Received — $195,997,454) — (0.4)%			(209,888,298)
Total Investments, Net of Options Written (Cost — $46,059,022,384) — 100.5%			46,659,355,242
Liabilities in Excess of Other Assets — (0.5)%			(215,432,951)

Net Assets — 100.0%			$46,443,922,291

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,790,370,325

Gross unrealized appreciation	$4,664,426,317
Gross unrealized depreciation	(4,585,553,102)

Net unrealized appreciation	$78,873,215

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	13

Consolidated Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Global Allocation Fund, Inc.

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended January 31, 2016, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased	Shares Sold	Shares Held at January 31, 2016	Value at January 31, 2016	Income	Realized Gain (Loss)
ETFS Gold Trust	1,201,717	—	—	1,201,717	$131,071,273	—	—
ETFS Palladium Trust	390,434	—	(41,518)	348,916	$16,796,816	—	$140,264
ETFS Platinum Trust	329,619	—	(35,052)	294,567	$24,728,900	—	$(2,743,943)
HTG Molecular Diagnostics, Inc.	379,400	—	—	379,400	$1,172,346	—	—
Invitae Corp.	2,094,662	—	(88,134)	2,006,528	$14,045,696	—	$(415,222)
SBM Offshore NV	11,642,284	—	(841,936)	10,800,348	$142,576,177	—	$(1,614,696)
St. Joe Co.	6,750,883	—	—	6,750,883	$107,406,549	—	—

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,067,154,944 and an original cost of $802,647,142 which was 2.30% of its net assets.

(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	Variable rate security. Rate as of period end.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Convertible security.

(j)	Zero-coupon bond.

(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(l)	Perpetual security with no stated maturity date.

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$188,717,949	$2,974,338

(n)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(o)	All or a portion of security is held by a wholly owned subsidiary.

(p)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,040,534	16,600,227	[1]	—	17,640,761	$17,640,761	$7,047	—
BlackRock Liquidity Series, LLC, Money Market Series	$497,499,535	50,709,050	[1]	—	$548,208,585	$548,208,585	$3,526,224	—
iShares Gold Trust	11,663,809	—		—	11,663,809	$125,735,861	—	—
[1] Represents net shares/beneficial interest purchased.

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(q)	Rates are discount rates or a range of discount rates at the time of purchase.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4,147)	MSCI Taiwan Index	February 2016	$122,543,850	$(4,709,289)
(1,620)	Euro Stoxx 50 Index	March 2016	$53,139,783	3,708,634
(467)	FTSE 100 Index	March 2016	$39,972,257	299,886
(7,914)	Mini MSCI Emerging Markets Index	March 2016	$295,904,460	14,785,672
(1,429)	NASDAQ 100 E-Mini Index	March 2016	$121,836,540	8,362,095
(3,466)	Russell 2000 Mini Index	March 2016	$357,483,240	34,308,484
(2,399)	S&P 500 E-Mini Index	March 2016	$231,515,495	16,420,098
2,629	Topix Index	March 2016	$312,487,589	(23,793,094)
84	Yen Denom Nikkei Index	March 2016	$6,192,541	530,153
Total				$49,912,639

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	71,055,000	USD	77,299,313	Deutsche Bank AG	2/05/16	$(319,924)
USD	46,981,145	SGD	67,526,000	Deutsche Bank AG	2/05/16	(417,579)
USD	46,033,308	BRL	187,130,000	Citibank N.A.	2/10/16	(666,300)
USD	43,434,970	BRL	176,498,000	Deutsche Bank AG	2/10/16	(611,348)
USD	218,829,167	JPY	27,080,000,000	Deutsche Bank AG	2/10/16	(4,881,733)
USD	103,689,477	BRL	398,966,000	Morgan Stanley & Co. International PLC	2/16/16	4,319,196
USD	47,816,400	MXN	818,105,130	BNP Paribas S.A.	2/18/16	2,757,524
USD	96,324,517	SGD	137,667,000	HSBC Bank USA N.A.	2/18/16	(286,422)
USD	83,366,445	MXN	1,456,912,000	Deutsche Bank AG	2/19/16	3,129,510
USD	205,203,252	JPY	25,240,000,000	Deutsche Bank AG	2/22/16	(3,352,969)
EUR	45,175,000	USD	49,397,056	Deutsche Bank AG	2/25/16	(432,433)
USD	70,530,836	JPY	8,270,728,000	Citibank N.A.	2/25/16	2,186,683
USD	44,093,215	MXN	808,211,000	Citibank N.A.	2/25/16	(399,044)
USD	114,597,100	MXN	2,101,516,000	Credit Suisse International	2/25/16	(1,091,991)
USD	438,423,886	JPY	53,920,000,000	Morgan Stanley Capital Services LLC	2/29/16	(7,170,070)
EUR	45,543,000	USD	49,443,758	Credit Suisse International	3/03/16	(71,859)
EUR	44,552,000	USD	48,411,985	Goldman Sachs International	3/03/16	(114,402)
USD	116,237,292	AUD	166,077,000	JPMorgan Chase Bank N.A.	3/03/16	(1,135,480)
EUR	22,750,000	USD	24,730,774	Citibank N.A.	3/04/16	(67,409)
EUR	45,138,000	USD	49,351,226	Citibank N.A.	3/04/16	(416,941)
USD	78,866,595	BRL	322,312,000	Goldman Sachs International	3/04/16	(972,141)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	438,281,186	JPY	53,650,000,000	Credit Suisse International	3/07/16	$(5,174,512)
USD	109,492,084	KRW	132,627,761,000	Deutsche Bank AG	3/07/16	(149,213)
USD	121,282,329	KRW	143,022,187,000	Morgan Stanley Capital Services LLC	3/09/16	3,054,046
USD	49,771,252	CLP	35,559,071,000	Goldman Sachs International	3/10/16	118,672
USD	42,158,785	BRL	175,448,000	Deutsche Bank AG	3/11/16	(1,207,265)
USD	116,630,442	CAD	166,080,000	Morgan Stanley Capital Services LLC	3/11/16	(1,922,463)
USD	47,987,187	SGD	68,912,000	Morgan Stanley Capital Services LLC	3/11/16	(348,614)
USD	214,518,229	JPY	26,360,000,000	HSBC Bank USA N.A.	3/14/16	(3,418,908)
USD	89,397,881	KRW	109,025,186,000	Credit Suisse International	3/14/16	(715,734)
USD	123,430,000	CNH	817,847,180	Deutsche Bank AG	3/15/16	227,719
USD	28,248,465	AUD	40,344,000	Morgan Stanley Capital Services LLC	3/17/16	(245,464)
USD	109,952,012	JPY	13,037,120,000	Deutsche Bank AG	3/17/16	2,153,530
EUR	134,490,000	USD	146,366,812	Credit Suisse International	3/18/16	(505,787)
EUR	104,327,000	USD	113,577,153	Goldman Sachs International	3/18/16	(429,387)
USD	47,167,956	IDR	664,219,150,000	Credit Suisse International	3/18/16	(1,003,534)
USD	48,943,391	MYR	215,023,000	Credit Suisse International	3/18/16	(2,962,600)
USD	248,124,997	JPY	29,990,000,000	JPMorgan Chase Bank N.A.	3/22/16	107,282
USD	80,699,552	MXN	1,349,700,000	Goldman Sachs International	3/31/16	6,581,521
USD	331,808,266	JPY	39,090,000,000	Citibank N.A.	4/11/16	8,333,105
USD	94,912,531	MXN	1,595,100,000	JPMorgan Chase Bank N.A.	4/14/16	7,403,673
USD	224,493,272	JPY	26,360,000,000	BNP Paribas S.A.	4/18/16	6,323,793
USD	59,417,903	MXN	1,056,450,320	JPMorgan Chase Bank N.A.	4/28/16	1,515,828
USD	25,373,362	TWD	832,500,000	Credit Suisse International	5/12/16	559,610
USD	51,576,309	TWD	1,695,468,000	Deutsche Bank AG	5/12/16	1,040,667
USD	105,778,000	CNH	702,344,764	Goldman Sachs International	5/17/16	966,428
USD	133,985,000	CNH	890,872,964	Goldman Sachs International	5/17/16	1,039,186
USD	21,916,000	BRL	93,313,945	Morgan Stanley Capital Services LLC	7/13/16	(266,621)
USD	115,759,000	PLN	467,429,054	JPMorgan Chase Bank N.A.	7/13/16	1,420,283
USD	127,486,342	CNH	828,419,000	Deutsche Bank AG	11/04/16	5,748,894
USD	119,291,000	TWD	4,022,492,520	Goldman Sachs International	1/09/17	(386,549)
USD	119,144,000	TWD	3,990,132,560	JPMorgan Chase Bank N.A.	1/09/17	429,227
USD	119,144,000	TWD	3,972,276,449	JPMorgan Chase Bank N.A.	1/09/17	960,484
USD	118,130,000	TWD	3,963,025,240	Credit Suisse International	1/11/17	222,870
USD	46,134,000	AED	170,815,748	BNP Paribas S.A.	1/19/17	(148,942)
USD	46,138,000	AED	170,964,359	Goldman Sachs International	1/19/17	(185,208)
USD	45,689,000	AED	169,195,505	BNP Paribas S.A.	1/25/17	(149,263)
Total						$18,971,622

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Salesforce.com, Inc.	Call	3/18/16	USD	80.00	1,044	$54,288
SPDR Gold Trust (o)	Call	3/18/16	USD	108.00	39,681	7,638,593
Total						$7,692,881

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	Morgan Stanley & Co. International PLC	2/19/2016	USD	2,150.00	63,663	$6,366
Morgan Stanley Japan Custom Index	Call	Morgan Stanley & Co. International PLC	3/11/2016	JPY	148.58	93,770,390	1,694,087
Morgan Stanley Japan Custom Index	Call	Morgan Stanley & Co. International PLC	3/11/2016	JPY	155.62	24,119,820	848,124
Baxter International	Call	Goldman Sachs International	3/18/2016	USD	72.75	1,083,364	5,688,105
S&P 500 Index	Call	Morgan Stanley & Co. International PLC	3/18/2016	USD	2,200.00	63,663	14,324
United Continental Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	3/18/2016	USD	60.00	63,067	7,568
Topix Index	Call	Citibank N.A.	4/08/2016	JPY	1,625.00	20,592,708	951,259
Johnson & Johnson Co.	Call	Goldman Sachs International	4/15/2016	USD	103.00	4,991,315	19,297,422
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/2016	USD	46.00	4,039,860	500,175
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	99.00	532,030	631,727
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	220.00	969,600	183,148
KeyCorp	Call	Deutsche Bank AG	5/20/2016	USD	15.75	5,386,481	96,041
Morgan Stanley & Co. LLC	Call	Deutsche Bank AG	5/20/2016	USD	40.75	4,039,859	53,649
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	45.50	4,039,800	691,816
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/2016	USD	63.50	1,079,500	2,732,463
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/2016	USD	59.00	4,039,860	452,545
Topix Index	Call	Morgan Stanley & Co. International PLC	6/10/2016	JPY	1,675.00	9,208,067	651,144
Topix Index	Call	Citibank N.A.	6/10/2016	JPY	1,675.00	17,327,007	1,225,271
Euro STOXX 600 Index	Call	JPMorgan Chase Bank	6/17/2016	EUR	380.00	344,242	1,151,446
Apple, Inc.	Call	Citibank N.A.	9/16/2016	USD	100.00	884,250	6,123,431
Euro STOXX 600 Index	Call	Credit Suisse International	9/16/2016	EUR	375.00	425,400	3,410,354
Taiwan Stock Exchange Weighted Index	Call	Citibank N.A.	9/21/2016	TWD	9,000.77	480,300	699,591
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	50.00	834,786	1,715,485
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	52.50	756,300	1,115,543
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/2017	USD	87.50	927,000	1,228,275
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00	8,862	2,224,564
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00	8,851	2,221,803
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,450.00	19,780	1,791,883
Euro STOXX 600 Index	Call	Credit Suisse International	3/17/2017	EUR	355.61	361,239	6,815,328
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/2017	USD	52.50	1,644,508	4,733,289
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/2017	EUR	3,150.00	33,114	6,433,717
Euro STOXX 50 Index	Call	Bank of America N.A.	9/15/2017	EUR	3,600.00	39,432	3,403,912
Euro STOXX 600 Index	Call	JPMorgan Chase Bank	9/15/2017	EUR	372.06	234,650	3,733,113

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Taiwan Stock Exchange Weighted Index	Call	Morgan Stanley & Co. International PLC	9/20/2017	TWD	9,000.00	424,064	$2,648,432
Euro STOXX 50 Index	Call	Barclays Bank PLC	12/15/2017	EUR	3,500.00	40,448	4,933,832
Taiwan Stock Exchange Weighted Index	Call	Morgan Stanley & Co. International PLC	12/20/2017	TWD	9,000.00	432,159	2,823,776
Nikkei 225 Index	Call	Goldman Sachs International	3/09/2018	JPY	21,968.28	1,144,461	5,347,888
Euro STOXX 50 Index	Call	Goldman Sachs International	3/16/2018	EUR	3,500.00	33,589	4,495,749
Euro STOXX 50 Index	Call	UBS AG	6/15/2018	EUR	3,600.00	16,276	1,913,068
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/2018	EUR	3,426.55	15,600	2,759,782
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	BNP Paribas S.A.	2/17/2016	BRL	39,500.00	2,708	361,803
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Goldman Sachs International	2/17/2016	BRL	44,000.00	2,222	1,943,824
Russell 2000 Index	Put	Bank of America N.A.	2/19/2016	USD	960.00	208,348	812,557
Russell 2000 Index	Put	Societe Generale SA	2/19/2016	USD	980.00	78,093	511,509
Russell 2000 Index	Put	Credit Suisse International	2/19/2016	USD	1,000.00	91,097	961,073
S&P 500 Index	Put	BNP Paribas S.A.	2/19/2016	USD	1,830.00	156,262	1,179,778
S&P 500 Index	Put	UBS AG	2/19/2016	USD	1,895.00	127,075	2,471,609
Gentex Corp.	Put	UBS AG	3/18/2016	USD	15.00	196,785	329,615
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	4/13/2016	BRL	40,000.00	6,538	2,538,623
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/17/2016	BRL	49,122.00	1,203	2,096,982
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	12.50	3,650,044	3,011,286
Total							$123,668,154

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Salesforce.com, Inc.	Call	3/18/16	USD	90.00	1,044	$(7,830)
SPDR Gold Trust	Call	3/18/16	USD	117.00	39,681	(1,210,271)
Kimberly-Clark Corp.	Call	4/15/16	USD	125.00	1,114	(646,120)
Whitewave Foods Co.	Call	4/15/16	USD	37.50	2,593	(706,592)
Total						$(2,570,813)

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.25%	Pay	3-month USD LIBOR	7/15/16	USD	1,057,099	$9,025,448
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	14,080,590	119,785
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	12,739,074	274,964
									$9,420,197

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Barrier Put Options Written

Description	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Russell 2000 Index	Down-and-In	Credit Suisse International	2/19/16	USD	925.00	USD	850.00	91,097	$(163,975)
Russell 2000 Index	Down-and-In	Societe Generale SA	2/19/16	USD	900.00	USD	800.00	78,093	(80,045)
Euro STOXX 50 Index	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,862	(1,142,388)
Euro STOXX 50 Index	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,851	(1,052,736)
Euro STOXX 50 Index	Down-and-In	Citibank N.A.	6/16/17	EUR	2,350.00	EUR	1,823.00	33,114	(5,045,454)
Nikkei 225 Index	Down-and-In	Goldman Sachs International	3/09/18	JPY	17,974.04	JPY	14,978.37	1,144,461	(25,039,486)
Euro STOXX 50 Index	Down-and-In	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	15,600	(5,348,956)
Total									$(37,873,040)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lloyds Banking Group PLC	Call	Goldman Sachs International	02/19/2016	GBP	0.74	(20,114,000)	$(71,651)
Russell 2000 Index	Call	Societe Generale SA	02/19/2016	USD	1,060.00	(78,093)	(784,835)
Russell 2000 Index	Call	Credit Suisse International	02/19/2016	USD	1,075.00	(91,097)	(510,143)
S&P 500 Index	Call	UBS AG	02/19/2016	USD	2,015.00	(127,075)	(451,116)
Bank of America Corp.	Call	Citibank N.A.	03/18/2016	USD	14.00	(1,666,207)	(1,141,352)
Baxter International	Call	Goldman Sachs International	03/18/2016	USD	82.00	(1,083,364)	(1,271,100)
United Continental Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	03/18/2016	USD	70.00	(63,067)	(5,045)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	05/20/2016	USD	51.25	(4,039,860)	(67,385)
Gilead Sciences, Inc.	Call	Deutsche Bank AG	05/20/2016	USD	107.50	(532,030)	(220,335)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	05/20/2016	USD	245.00	(969,600)	(19,285)
KeyCorp	Call	Deutsche Bank AG	05/20/2016	USD	17.90	(5,386,481)	(15,675)
Morgan Stanley & Co. LLC	Call	Deutsche Bank AG	5/20/2016	USD	46.00	(4,039,859)	(5,575)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	51.75	(4,039,800)	(121,113)
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/2016	USD	73.00	(1,079,500)	(306,362)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/2016	USD	66.00	(4,039,860)	(136,507)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	8/17/2016	BRL	60,785.00	(1,203)	(34,615)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Alexion Pharmaceuticals, Inc.	Call	Citibank N.A.	8/19/2016	USD	175.00	(58,917)	$(454,913)
Apple, Inc.	Call	Citibank N.A.	9/16/2016	USD	120.00	(884,250)	(1,427,365)
General Electric Co.	Call	Deutsche Bank AG	1/20/2017	USD	32.50	(4,233,524)	(3,350,030)
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	55.00	(834,786)	(855,656)
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	57.50	(756,300)	(468,906)
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/2017	USD	93.50	(927,000)	(1,241,429)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/2017	USD	70.00	(1,644,508)	(862,939)
Russell 2000 Index	Put	Bank of America N.A.	2/19/2016	USD	860.00	(208,348)	(88,548)
S&P 500 Index	Put	BNP Paribas SA	2/19/2016	USD	1,740.00	(156,262)	(312,524)
S&P 500 Index	Put	UBS AG	2/19/2016	USD	1,795.00	(127,075)	(565,484)
Morgan Stanley Japan Custom Index	Put	Morgan Stanley & Co. International PLC	3/11/2016	JPY	148.58	(93,770,390)	(7,261,522)
Morgan Stanley Japan Custom Index	Put	Morgan Stanley & Co. International PLC	3/11/2016	JPY	155.62	(24,119,820)	(1,381,622)
United Continental Holdings, Inc.	Put	Morgan Stanley & Co. International PLC	3/18/2016	USD	53.50	(63,067)	(382,026)
Topix Index	Put	Citibank N.A.	4/08/2016	JPY	1,500.00	(20,592,708)	(18,600,325)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/2016	USD	90.00	(532,030)	(5,666,120)
Teva Pharmaceutical Industries Ltd.	Put	Deutsche Bank AG	5/20/2016	USD	55.00	(1,079,500)	(1,878,460)
Topix Index	Put	Morgan Stanley & Co. International PLC	6/10/2016	JPY	1,450.00	(9,208,067)	(7,370,735)
Topix Index	Put	Citibank N.A.	6/10/2016	JPY	1,475.00	(8,663,504)	(7,911,156)
Topix Index	Put	Citibank N.A.	6/10/2016	JPY	1,500.00	(8,663,503)	(8,988,424)
Euro STOXX 50 Index	Put	Goldman Sachs International	6/17/2016	EUR	3,050.00	(40,974)	(9,943,011)
Apple, Inc.	Put	Citibank N.A.	9/16/2016	USD	90.00	(884,250)	(5,209,806)
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	9.00	(3,650,044)	(82,235)
Taiwan Stock Exchange Weighted Index	Put	Citibank N.A.	9/21/2016	TWD	8,100.70	(480,300)	(10,070,628)
MetLife, Inc.	Put	UBS AG	1/20/2017	USD	45.00	(417,393)	(2,316,531)
MetLife, Inc.	Put	UBS AG	1/20/2017	USD	46.00	(378,150)	(2,330,493)
Prudential Financial, Inc.	Put	Morgan Stanley & Co. International PLC	1/20/2017	USD	77.50	(463,500)	(6,048,675)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/2017	USD	40.00	(1,644,508)	(7,598,614)
Taiwan Stock Exchange Weighted Index	Put	Morgan Stanley & Co. International PLC	9/20/2017	TWD	8,600.00	(424,064)	(17,353,750)
Taiwan Stock Exchange Weighted Index	Put	Morgan Stanley & Co. International PLC	12/20/2017	TWD	8,600.00	(432,159)	(19,301,501)
Total							$(154,485,522)

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Pay	3-month USD LIBOR	7/15/16	USD	1,057,099	$(14,958,923)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.75%[1]	3 Month LIBOR	N/A	3/11/17	USD	343,312	$(76,302)
1.03%[1]	3 Month LIBOR	N/A	3/11/17	USD	1,378,120	(4,644,503)
1.88%[2]	3 Month LIBOR	N/A	3/11/20	USD	526,316	14,990,764
1.95%[1]	3 Month LIBOR	N/A	9/11/22	USD	270,760	(7,903,008)
1.64%[1]	3 Month LIBOR	N/A	10/19/22	USD	269,920	(2,320,937)
1.83%[1]	3 Month LIBOR	N/A	11/03/22	USD	269,320	(5,558,948)
1.55%[2]	6-month EURIBOR	10/20/20[3]	10/20/25	EUR	539,514	9,501,143
Total						$3,988,209

[1] Fund pays the fixed rate and receives the floating rate. [2] Fund pays the floating rate and receives the fixed rate. [3] Forward Swap.

Centrally Cleared Credit Default Swaps — Buy Protection

Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX North America High Yield, Series 25, Version 1	5.00%	12/20/20	USD	51,676	$(659,017)

Centrally Cleared Credit Default Swaps — Sold Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX North America Investment Grade, Series 25, Version 1	1.00%	12/20/20	BBB+	USD	295,874	$(2,502,719)
Markit iTraxx XO, Series 24, Version 1	5.00%	12/20/20	B+	EUR	188,228	(890,577)
Total						$(3,393,296)

[1]    Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]    The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Received	Unrealized Appreciation
0.1% JPY	1.23%	USD	2,066	JPY	11,078,850	Bank of America N.A.	3/15/17	$192,742	$(14,859)	$207,601

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate[1]		Counterparty	Expiration Date	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY	2,703,510,000	BNP Paribas S.A.	3/31/16	JPY	1,026	$5,211,994	—	$5,211,994
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY	2,773,800,000	BNP Paribas S.A.	3/31/16	JPY	1,035	4,873,002	—	4,873,002
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,726,515,000	BNP Paribas S.A.	3/31/17	JPY	979	5,547,384	—	5,547,384
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,778,300,000	BNP Paribas S.A.	3/31/17	JPY	980	5,148,309	—	5,148,309
Euro Stoxx 50 Index Dividend Future December 2017	EUR	24,621,520	BNP Paribas S.A.	12/15/17	EUR	2,156	(1,259,766)	—	(1,259,766)
Euro Stoxx 50 Index Dividend Future December 2017	EUR	24,702,982	BNP Paribas S.A.	12/15/17	EUR	2,143	(1,500,957)	—	(1,500,957)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	12,951,630	BNP Paribas S.A.	12/21/18	EUR	1,077	(1,060,485)	—	(1,060,485)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	13,288,800	BNP Paribas S.A.	12/21/18	EUR	1,176	(1,297,941)	—	(1,297,941)
Euro Stoxx 50 Index Dividend Future December 2018	EUR	24,499,253	BNP Paribas S.A.	12/21/18	EUR	2,159	(2,493,836)	—	(2,493,836)
Total							$13,167,704	—	$13,167,704

[1] Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination. [2] Contract amount shown.

Portfolio Abbreviations
ADR	American Depositary Receipts
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
JSC	Joint Stock Company

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-Counter
PCL	Public Company Limited
PLN	Polish Zloty
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts
TWD	Taiwan Dollar
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$58,642,101	—	$58,642,101
Austria	—	2,605,055	—	2,605,055
Belgium	$5,528,634	42,755,586	—	48,284,220
Brazil	32,583,753	—	—	32,583,753
Canada	489,461,799	—	—	489,461,799
China	78,627,866	54,729,419	—	133,357,285
Cyprus	1,489,957	—	—	1,489,957
Egypt	8,350,748	—	—	8,350,748
Finland	5,639,892	—	—	5,639,892
France	11,545,130	1,096,833,648	—	1,108,378,778
Germany	—	315,448,287	—	315,448,287
Hong Kong	—	349,495,648	—	349,495,648
India	—	158,425,102	—	158,425,102
Indonesia	—	24,751,332	—	24,751,332
Ireland	58,477,372	61,461,656	—	119,939,028
Israel	160,756,832	—	—	160,756,832
Italy	34,847,128	278,797,841	—	313,644,969
Japan	26,010,014	3,910,984,487	—	3,936,994,501
Kazakhstan	12,073,873	—	—	12,073,873
Luxembourg	—	9,409,626	—	9,409,626
Malaysia	—	70,539,568	—	70,539,568
Mexico	126,906,968	—	—	126,906,968
Netherlands	60,330,421	442,413,842	—	502,744,263
Norway	—	67,397,727	—	67,397,727
Peru	74,276,663	—	—	74,276,663
Portugal	—	34,646,420	—	34,646,420
Singapore	—	286,274,965	—	286,274,965
South Korea	—	199,860,829	—	199,860,829
Spain	—	280,656,147	—	280,656,147
Sweden	—	45,401,267	—	45,401,267
Switzerland	—	600,533,461	—	600,533,461
Taiwan	—	73,108,732	—	73,108,732
Thailand	60,081,534	—	—	60,081,534
United Arab Emirates	52,852,339	37,446,693	—	90,299,032
United Kingdom	266,888,022	1,238,465,537	34,375,097	1,539,728,656

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
United States	13,633,853,313	26,169,853	2,096,082	13,662,119,248
Corporate Bonds	—	3,128,331,482	444,874,470	3,573,205,952
Floating Rate Loan Interests	—	461,495,832	68,451,328	529,947,160
Foreign Agency Obligations	—	2,454,010,778	—	2,454,010,778
Non-Agency Mortgage-Backed Securities	—	—	41,424,983	41,424,983
U.S. Government Sponsored Agency Securities	—	188,717,949	—	188,717,949
U.S. Treasury Obligations	—	3,263,129,969	—	3,263,129,969
Investment Companies	457,724,321	—	—	457,724,321
Preferred Securities	769,794,837	910,223,495	650,456,589	2,330,474,921
Warrants	—	4,136,467	—	4,136,467
Short-Term Securities
Foreign Agency Obligations	—	2,590,931,226	—	2,590,931,226
Money-Market Funds	17,640,761	548,208,585	—	565,849,346
U.S. Treasury Obligations	—	5,724,600,970	—	5,724,600,970
Options Purchased
Equity contracts	7,692,881	130,546,140	2,542,211	140,781,232

Total	$16,453,435,058	$29,171,587,722	$1,244,220,760	$46,869,243,540

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$78,415,022	$20,780,689	—	$99,195,711
Foreign currency exchange contracts	—	60,599,731	—	60,599,731
Interest contracts	—	24,699,508	—	24,699,508
Liabilities:
Credit contracts	—	(4,052,313)	—	(4,052,313)
Equity contracts	(31,073,196)	(190,275,667)	$(9,695,880)	(231,044,743)
Foreign currency exchange contracts	—	(41,628,109	—	(41,628,109)
Interest contracts	—	(35,462,621)	—	(35,462,621)

Total	$47,341,826	$(165,338,782)	$(9,695,880)	$(127,692,836)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$559,705	—	—	$559,705
Foreign currency at value	6,137,335			6,137,335
Cash pledged as collateral for centrally cleared swaps	3,863,713	—	—	3,863,713
Cash pledged as collateral for OTC derivatives	31,068,940			31,068,940
Liabilities:
Cash received as collateral for OTC swaps	—	$(52,635,738)	—	(52,635,738)
Cash received as collateral for TBA transactions		(1,944,000)		(1,944,000)
Collateral on securities loaned at value	—	(548,208,585)	—	(548,208,585)

Total	$41,629,693	$(602,788,323)	—	$(561,158,630)

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Non-Agency Mortgage- Backed Securities	Options Purchased	Total
Assets:
Opening Balance, as of October 31, 2015	$39,429,932	$320,580,970	$142,254,921	$619,340,600	$43,912,540	$20,507,616	$1,186,026,579
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	(44,530,846)	—	—	—	(44,530,846)
Accrued discounts/premiums	—	149,238	21	—	35,181	—	184,440
Net realized gain (loss)	—	(62,497)	88,012	—	—	4,759,297	4,784,812
Net change in unrealized appreciation (depreciation)[1]	(2,958,753)	112,887,776	(1,116,675)	31,115,989	(2,522,738)	(11,453,742)	125,951,857
Purchases	—	66,549,545	—	—	—	5,405,163	71,954,708
Sales	—	(55,230,562)	(28,244,105)	—	—	(16,676,123)	(100,150,790)
Closing Balance, as of January 31, 2016	$36,471,179	$444,874,470	$68,451,328	$650,456,589	$41,424,983	$2,542,211	$1,244,220,760

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016[2]	$(2,958,753)	$112,887,776	$(1,133,949)	$31,115,989	$(2,522,738)	$(2,862,953)	$134,525,372

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[2]

Any difference between Net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2015	$(266,389)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	11,247,241
Net change in unrealized appreciation (depreciation)	(15,547,338)
Purchases	10,373
Sales	(5,139,767)
Closing Balance, as of January 31, 2016	$(9,695,880)

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016	$(4,556,114)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016	25

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $122,132,127.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average
Assets:
Common Stocks[1]	$36,471,179	Market Comparables	Run Rate EBITDA Multiple[2]	21.0x	—
		Last Transaction Price	Transaction Price[2]	$11.42	—
Corporate Bonds	435,160,865	Discounted Cash Flow	Discount Rate[3]	15.00%	—
		Estimated Recovery Value	Recovery Rate[2]	—	—
		Market Comparables	Run Rate EBITDA Multiple[2]	21.0x	—
		Hybrid Approach	Revenue Multiple[2]	3.06x - 3.74x	—
			Risk Free Rate[3]	0.46% - 0.75%	—
			Merger & Acquisition Probability[2]	50.00%	—
			IPO Exit Probability[3]	50.00%	—
			Volatility[2]	47.00%	—
			Time to Exit[3]	1 - 2 years	—
Preferred Stocks[1]	650,456,589	Market Comparables	Revenue Growth Rate[2]	373.00%	—
			Revenue Multiple[2]	32.79x	—
			Revenue Multiple[2]	6.50x - 22.92x	15.24x
			Revenue Growth Rate[2]	64.10% - 94.00%	—
		Last Transaction Price	Transaction Price[2]	$11.42	—
		Probability-Weighted Expected	Discount Rate[3]	20.00% - 25.00%	21.18%
		Return Model	IPO Exit Probability[3]	70.00% - 85.00%	81.46%
			Revenue Multiple[2]	7.00x - 15.00x	—
			Revenue Multiple[2]	16.75x - 26.75x	—
			Revenue Growth Rate[2]	55.77% - 159.00%	134.63%
			Time to Exit[3]	1 - 2 years	—

Total	$1,122,088,633

[1]

For the period ended January 31, 2016, the valuation technique for certain investments classified as common stocks and preferred stocks changed to Last Transaction Price. The investment was previously valued utilizing an income approach. Last Transaction Price was considered to be a more relevant measure of fair value for this investment which leverages the most recent market transactions.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2016